Note 15 - Penalty for Delayed Delivery of Product (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2009	Apr. 30, 2012
Monthly Late Delivery Penalty		$ 25,000	$ 25,000
Cost of Goods Sold, Penalty for Delayed Delivery of Product	50,000	350,000
(in Shares)		1,309,306
	100,000	300,000
Accrued Expenses, Penalty for Delayed Delivery of Product		50,000
Maximum Contracted Penalty for Delayed Delivery of Product				400,000
Penalty for Delayed Delivery of Product [Member]
Cost of Goods Sold, Penalty for Delayed Delivery of Product		$ 350,000